United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2011

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, October 19, 2011

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems, Inc.            COM              00724F101    15663   648050 SH       Sole                   648050
Beacon Roofing Supply          COM              073685109      652    40750 SH       Sole                    40750
Diamond Offshore Drill         COM              25271C102     3503    64000 SH       Sole                    64000
EMC Corp.                      COM              268648102      609    29000 SH       Sole                    29000
Ecolab Inc.                    COM              278865100    12109   247675 SH       Sole                   247675
Enersys                        COM              29275Y102    13346   666650 SH       Sole                   666650
Fastenal Co.                   COM              311900104    10503   315600 SH       Sole                   315600
Fiserv Inc.                    COM              337738108    14681   289166 SH       Sole                   289166
Ford Motor Co.                 COM              345370860      483    50000 SH       Sole                    50000
Gardner Denver, Inc.           COM              365558105    13900   218725 SH       Sole                   218725
General Electric Co            COM              369604103     1040    68350 SH       Sole                    68350
Hathor Exploration             COM              419018106     1084   283750 SH       Sole                   283750
Henry Schein Inc.              COM              806407102    15859   255750 SH       Sole                   255750
Intel Corp                     COM              458140100    17050   799150 SH       Sole                   799150
Intuit, Inc.                   COM              461202103    19931   420125 SH       Sole                   420125
Linear Technology              COM              535678106    18038   652382 SH       Sole                   652382
Mettler-Toledo Int'l           COM              592688105    15163   108336 SH       Sole                   108336
Microsoft Corp.                COM              594918104      903    36275 SH       Sole                    36275
Nalco Holding Co.              COM              62985Q101    18741   535750 SH       Sole                   535750
Occidental Petroleum           COM              674599105    10128   141650 SH       Sole                   141650
Paccar Inc.                    COM              693718108    11274   333350 SH       Sole                   333350
Paychex, Inc.                  COM              704326107    15941   604500 SH       Sole                   604500
Polypore Int'l Inc.            COM              73179V103    22549   398950 SH       Sole                   398950
Robert Half Int'l              COM              770323103    13697   645475 SH       Sole                   645475
Rollins, Inc.                  COM              775711104    14145   756000 SH       Sole                   756000
SM Energy Company              COM              78454L100    28480   469582 SH       Sole                   469582
Schlumberger Ltd.              COM              806857108     9757   163350 SH       Sole                   163350
Standard Exploration           COM              853376101        7    54750 SH       Sole                    54750
Toll Brothers, Inc.            COM              889478103      167    11600 SH       Sole                    11600
Verizon Comm.                  COM              92343V104      385    10450 SH       Sole                    10450
Vonage Holdings Corp.          COM              92886T201      304   117000 SH       Sole                   117000
Waters Corporation             COM              941848103    14356   190165 SH       Sole                   190165